CONSOLIDATED STATEMENTS OF CASH FLOWS ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2019 USD ($)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2017 CNY (¥)
Operating activities:
Net loss	$ (149,225)	¥ (1,038,878)	¥ (592,199)	¥ (147)
Adjustments to reconcile net loss to net cash provided by operating activities:
Depreciation and amortization	27,982	194,806	158,757	100,763
Amortization of operating lease right-of-use asset	31,359	218,314
Bad debt provision	323	2,251
Loss on disposal of property and equipment	735	5,118	1,238	917
Deferred income tax benefit	(6,613)	(46,037)	(46,595)	(1,171)
Share based compensation expense	8,500	59,172	124,253	77,415
Investment loss (income)	(4)	(27)	1,548	47
Foreign currency exchange loss (gain), net	(232)	(1,614)	(4,440)	6,097
Impairment of long term investments	287	2,000	35,524	10,000
Changes in operating assets and liabilities
Accounts receivable	2,534	17,641	6,000	(30,466)
Amounts due from related parties	(8)	(54)	(2,996)	(1,964)
Inventory	(510)	(3,551)	(971)
Prepaid expenses and other current assets	3,271	22,773	(3,454)	(33,126)
Accrued interest income on time deposits	77	538	9,814	1,809
Other non-current assets	(663)	(4,616)	(15,986)	6,581
Accounts payable	8	55	(390)	(196)
Fund wired to a related party			(22,488)
Fund received from a related party			22,488
Amounts due to related parties	(91)	(634)	656	(310)
Income taxes payable	(313)	(2,176)	2,978	17,049
Deferred revenue	108,586	755,951	445,854	23,477
Accrued expenses and other current liabilities	4,178	29,086	44,128	127,534
Operating lease liabilities	(34,656)	(241,266)
Other non-current liabilities	(83)	(582)	(638)	(2,604)
Net cash provided by (used in) operating activities	(4,558)	(31,730)	163,081	301,705
Investing activities:
Purchase of property and equipment and intangible assets	(23,166)	(161,275)	(276,253)	(176,819)
Proceeds from disposal of property and equipment	1,457	10,144	8,905	423
Purchase of short-term investments				(950,000)
Proceeds from maturity of short-term investments				950,000
Purchase of long-term investments	(430)	(3,000)	(14,580)	(50,500)
Payment of long-term investment deposit				(4,380)
Purchase of time deposits	(49,085)	(341,722)	(284,166)	(515,739)
Proceeds from maturity of time deposits	60,297	419,777	563,354	534,958
Payment for acquisition of RTEC			(57,700)
Cash acquired from acquisition of RTEC			11,424
Issuance of loans to employees	(1,730)	(12,042)	(69,784)	(30,626)
Proceeds from repayment of loans to employees	5,300	36,901	26,823	6,139
Net cash used in investing activities	(7,357)	(51,217)	(91,977)	(236,544)
Financing activities:
Proceeds from bank borrowing	12,807	89,162	13,229
Contribution from non-controlling entities	108	750	1,050
Repayment of bank borrowings	(1,981)	(13,792)
Issuance of Class A ordinary shares in connection with exercise of share options	479	3,335	2,951	22,254
Payment of dividend			(42,955)	(63,087)
Repurchase of treasury shares	(727)	(5,058)	(196,957)	(143,389)
Net cash (used in) provided by financing activities	10,686	74,397	(222,682)	(184,222)
Changes in cash, cash equivalents an restricted cash	(1,229)	(8,550)	(151,578)	(119,061)
Effect of foreign currency exchange rate changes on cash, cash equivalents and restricted cash	82	567	10,571	(4,920)
Net change in cash, cash equivalents and restricted cash	(1,147)	(7,983)	(141,007)	(123,981)
Cash, cash equivalents and restricted cash at beginning of year	78,383	545,684	686,691	810,672
Cash, cash equivalents and restricted cash at end of year	77,236	537,701	545,684	686,691
Supplemental disclosure of cash flow information:
Income taxes paid	956	6,654	37,216	9,615
Interest paid	60	419	163	166
Non-cash investing and financing activities:
Accrual for purchase of equipment	2,337	16,272	18,292	10,737
Payable for repurchase of treasury shares			¥ 5,109	¥ 17,953
Operating lease right-of-use assets obtained in exchange for new operating lease liabilities	$ 62,182	¥ 432,898